Additional information - Financial Statement Schedule I - Condensed Income Statement of the Parent Business Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Income Statements, Captions [Line Items]
Net finance income / (expense)	€ (50,345)	€ (36,589)	€ (24,618)
Profit / (Loss) before tax	47,533	(22,449)	(111,247)
Income tax benefit / (expense)	(26,607)	(1,050)	14,612
Profit / (Loss) for the year	20,926	(23,499)	(96,635)
Parent Company
Condensed Income Statements, Captions [Line Items]
Operating income / (expenses)	(805)	(14,081)	10,111
Net finance income / (expense)	(9,017)	11,952	517
Profit / (Loss) before tax	(9,822)	(2,129)	10,628
Income tax benefit / (expense)	555	968	(667)
Profit / (Loss) for the year	€ (9,267)	€ (1,161)	€ 9,961